Leasing - Lease liability (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Lease liabilities, opening balance	kr 125	kr 147
Interest expense accrued	1	1
Payments of lease liability	(28)	(28)	kr (23)
Additions		5
Lease liabilities, closing balance	kr 98	kr 125	kr 147